UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08788

Templeton Russia and East European Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  03/31

Date of reporting period:  12/31/13

Item 1. Schedule of Investments.

Templeton Russia and East European Fund, Inc.

Statement of Investments, December 31, 2013 (unaudited)

	Country	Shares	Value
Common Stocks 88.4%
Airlines 0.7%
Aeroflot - Russian Airlines OJSC	Russia	278,010	$708,246
Commercial Banks 15.7%
Bank of Georgia Holdings PLC	Georgia	58,000	2,297,809
Sberbank of Russia	Russia	3,460,833	10,656,901
Turkiye Halk Bankasi AS	Turkey	266,720	1,508,611
Yapi ve Kredi Bankasi AS	Turkey	170,000	294,400
			14,757,721
Energy Equipment & Services 0.5%
[a,b]IG Seismic Services PLC, GDR, Reg S	Russia	15,672	450,570

Food & Staples Retailing 11.1%
[a]DIXY Group OJSC	Russia	331,659	4,138,798
Jeronimo Martins SGPS SA	Portugal	89,290	1,745,863
Migros Ticaret AS	Turkey	7,557	56,288
[a,b]X5 Retail Group NV, GDR, Reg S	Russia	268,550	4,491,499
			10,432,448
Food Products 7.2%
[a]Agroton Public Ltd.	Ukraine	351,570	227,022
[c]MHP SA, GDR, 144A	Ukraine	76,380	1,309,917
[b]MHP SA, GDR, Reg S	Ukraine	303,950	5,212,743
			6,749,682
Health Care Technology 1.3%
[a]Synektik SA	Poland	182,668	1,240,047
Metals & Mining 5.3%
[c]Alrosa AO, 144A	Russia	1,996,400	2,167,450
Mining and Metallurgical Co. Norilsk Nickel	Russia	12,361	2,031,260
[c]Nord Gold NV, GDR, 144A	Russia	516,095	772,078
			4,970,788
Oil, Gas & Consumable Fuels 21.5%
Dragon Oil PLC	Turkmenistan	91,453	860,541
Gazprom OAO, ADR	Russia	546,300	4,669,499
KazMunaiGas Exploration Production, GDR	Kazakhstan	50,000	788,250
Kuzbasskaya Toplivnaya Kompaniya OAO	Russia	528,050	884,128
[d]LUKOIL Holdings, ADR	Russia	26,600	1,661,170
[d]LUKOIL Holdings, ADR, (London Stock Exchange)	Russia	26,500	1,654,925
[b]Nostrum Oil & Gas LP, GDR, Reg S	Kazakhstan	186,450	2,260,706
OMV Petrom SA	Romania	15,786,500	2,279,895
Societatea Nationala de Gaze Naturale ROMGAZ SA	Romania	261,177	2,745,048
[c]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Romania	231,000	2,427,879
			20,232,041
Pharmaceuticals 6.3%
[a,e]OTCPharm	Russia	25,108	41,980
[a]Pharmstandard OJSC	Russia	5,268	188,240
[a]Veropharm	Russia	199,219	5,711,895
			5,942,115
Real Estate Management & Development 2.7%
[a,b]Etalon Group Ltd., GDR, Reg S	Russia	483,971	2,569,886

Road & Rail 8.4%
[b]Globaltrans Investment PLC, GDR, Reg S	Russia	499,150	7,911,528

Specialty Retail 2.5%
M Video OJSC	Russia	155,060	1,406,419

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Russia and East European Fund, Inc.
Statement of Investments, December 31, 2013 (unaudited) (continued)

Silvano Fashion Group AS, A	Estonia	247,264	908,098
			2,314,517
Wireless Telecommunication Services 5.2%
[c]KCell JSC, GDR, 144A	Kazakhstan	286,000	4,933,500
Total Common Stocks (Cost $66,290,639)			83,213,089
Preferred Stocks 5.9%
Commercial Banks 4.9%
Sberbank of Russia, pfd.	Russia	1,868,345	4,561,252
Oil, Gas & Consumable Fuels 1.0%
Bashneft OAO, pfd.	Russia	10,748	467,835
Tatneft OAO, pfd.	Russia	130,420	483,096
			950,931
Total Preferred Stocks (Cost $4,829,431)			5,512,183
Total Investments before Short Term Investments (Cost $71,120,070)			88,725,272
Short Term Investments (Cost $695,584) 0.7%
Money Market Funds 0.7%
[a,f]Institutional Fiduciary Trust Money Market Portfolio	United States	695,584	695,584
Total Investments (Cost $71,815,654) 95.0%			89,420,856
Other Assets, less Liabilities 5.0%			4,664,653
Net Assets 100.0%			$94,085,509

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2013, the aggregate value of these securities was $22,896,932, representing 24.34% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At
December 31, 2013, the aggregate value of these securities was $11,610,824, representing 12.34% of net assets.
d At December 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2013, the value of this security was $41,980, representing 0.04%
of net assets.
f The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Russia and East European Fund, Inc.

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a closed-end investment company.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Directors (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At December 31, 2013, the costs of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$72,180,911

Unrealized appreciation	$26,417,351
Unrealized depreciation	(9,177,406)
Net unrealized appreciation (depreciation)	$17,239,945

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement

A summary of inputs used as of December 31, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Oil, Gas & Consumable Fuels	$14,852,303	$6,330,669	$-	$21,182,972
Pharmaceuticals	5,900,135	-	41,980	5,942,115
Wireless Telecommunication Services	-	4,933,500	-	4,933,500
Other Equity Investments[b]	56,666,685	-	-	56,666,685
Short Term Investments	695,584	-	-	695,584
Total Investments in Securities	$78,114,707	$11,264,169	$41,980	$89,420,856

aIncludes common and preferred stocks.

bFor detailed categories, see the accompanying Statement of Investments.

During the period ended December 31, 2013, the Fund recorded significant transfers of assets between Level 1 and Level 2 within the fair value hierarchy due to a refinement in price valuation methodology, as follows:

	Transfer During the Period From
	Level 1 to Level 2	Level 2 to Level 1
Assets:
Investments in Securities:
Equity Investments:[a]
Food Products	$-	$1,309,917
Metals & Mining	-	2,803,338
Oil, Gas & Consumable Fuels	4,669,499	-
Total Investments in Securities	$4,669,499	$4,113,255

[a] Includes common stocks.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Russia and East European Fund, Inc.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date February 27, 2014

By  /s/MARK H. OTANI

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date February 27, 2014